Share-based Payment (Tables)	12 Months Ended
Dec. 31, 2021
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Summary Of Share Based Payment
RSUs were granted for the first time in December 2021. The following table specifies the number of RSUs granted, their fair value at grant date, and outstanding RSUs at December 31, 2021:

	Total RSUs	Fair Value EUR
Outstanding at January 1, 2021	—	—

Granted, December 2021	148,148	123.46

Outstanding at December 31, 2021	148,148	123.46

Vested at the reporting date	—	—

Summary of Weighted Average Exercise Prices and Movements in Warrants
The following table specifies the number and weighted average exercise prices of, and movements, in warrants during the year:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2019	5,611,629	29.03

Granted during the year	1,300,600	97.01
Exercised during the year (1)	(1,058,722)	16.33
Forfeited during the year	(33,296)	58.49
Expired during the year	—	—

Outstanding at December 31, 2019	5,820,211	46.36

Vested at the reporting date	2,705,693	24.93

Granted during the year	1,485,931	137.57
Exercised during the year (1)	(905,395)	30.56
Forfeited during the year	(252,743)	64.99
Expired during the year	—	—

Outstanding at December 31, 2020	6,148,004	69.97

Vested at the reporting date	3,044,827	37.29

Granted during the year	1,445,981	122.03
Exercised during the year (1)	(312,296)	38.43
Forfeited during the year	(196,616)	119.58
Expired during the year	—	—

Outstanding at December 31, 2021	7,085,073	80.30

Vested at the reporting date	4,022,011	52.63

(1)	The weighted average share price (listed in $) at the date of exercise was €124.62, €128.32 and €108.54 for the years ended December 31, 2021, 2020 and 2019, respectively.

Schedule of Weighted Average Exercise Price and Weighted Remaining Contractual Life for Outstanding Warrants
The following table specifies the weighted average exercise prices and weighted average remaining contractual life for outstanding warrants at December 31, 2021 per grant year.

	Number of Outstanding Warrants	Weighted Average Exercise Price EUR	Weighted Average Remaining Life (months)
Granted in 2012-2017	2,059,718	20.96	53
Granted in 2018	1,209,072	54.52	82
Granted in 2019	1,071,441	97.23	93
Granted in 2020	1,310,094	137.89	104
Granted in 2021	1,434,748	122.03	118

Outstanding at December 31, 2021	7,085,073	80.30	87

Summary of Fair Values for Warrant Grants
The following table summarizes the input to the Black-Scholes Option Pricing model and the calculated fair values for warrant grants in 2021, 2020 and 2019:

	2021	2020	2019
Expected volatility	48 – 49%	52 – 55%	52 – 54%
Risk-free interest rate	(0.54)–(0.27)%	(0.93)–(0.32)%	(0.77)–(0.05)%
Expected life of warrants (years)	6.0	5.05 – 7.10	5.05 – 7.10
Weighted average exercise price	€122.03	€137.57	€97.01
Fair value of warrants granted in the year	€45.91 – 64.28	€48.43 – 75.77	€27.24 – 55.64